Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue

Note 4—Revenue

Revenue has been recognized in the consolidated statements of profit or loss with the following amounts:

	2018	2017	2016
	(EUR’000)
Revenue from the rendering of services (recognized over time)	1,215	1,530	1,628
“Right-to-access” licenses (recognized over time)	—	—	2,978
“Right-to-use” licenses (recognized at a point in time)	9,366	—	—

Total revenue	10,581	1,530	4,606

	2018	2017	2016
	(EUR’000)
Revenue from external customers (geographical)
North America	10,581	1,530	4,606

Total revenue	10,581	1,530	4,606